Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Ownership percentage of existing and future material domestic owned subsidiaries	100.00%